Property, Plant and Equipment (Tables)	9 Months Ended
Sep. 30, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

	Land and Land Improvements	Building and Leasehold Improvements	Equipment	Computer	Construction in Progress	Total
Cost
As of December 31, 2023	$92	$7,635	$24,277	$448	$1,512	$33,964
Additions	—	4	29	3	123	159
Transfers from construction in progress	—	101	1,259	7	(1,367)	—
Disposals	—	—	(175)	—	(4)	(179)
Effect of exchange rate changes	—	1	6	—	—	7
As of September 30, 2024	$92	$7,741	$25,396	$458	$264	$33,951
Net book value as of September 30, 2024	$63	$3,330	$5,265	$35	$257	$8,950

Accumulated Depreciation and Impairment
As of December 31, 2023	$28	$4,205	$19,486	$409	$7	$24,135
Additions	1	206	817	14	—	1,038
Disposals	—	—	(175)	—	—	(175)
Effect of exchange rate changes	—	—	3	—	—	3
As of September 30, 2024	$29	$4,411	$20,131	$423	$7	$25,001